Basis of Presentation and General Infomation (Tables)	6 Months Ended
Jun. 30, 2017
Drillship Alonissos Stock Trust
Balance Sheet of Variable Interest Entity
	December 31, 2016	June 30, 2017
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$167	$17
Restricted cash	31,956	34,589
Trade accounts receivable, net	3,341	16,759
Other current assets	1,884	1,976
Total current assets	37,348	53,341

FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	675,420	658,998
Total fixed assets, net	675,420	658,998

OTHER NON-CURRENT ASSETS:
Restricted cash	20,008	-
Total non-current assets, net	20,008	-
Total assets	$732,776	$712,339
LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	$164,218	$159,825
Accounts payable and other current liabilities	5,218	2,647
Accrued liabilities	1,791	2,948
Total current liabilities	171,227	165,420

NON-CURRENT LIABILITIES:
Long term debt, net of current portion and deferred financing costs	82,947	-
Total non-current liabilities	82,947	-

COMMITMENTS AND CONTINGENCIES	-	-
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2016 and June 30, 2017	20	20
Additional paid-in capital	960	960
Retained earnings	477,622	545,939
Total shareholders' equity	478,602	546,919
Total liabilities and shareholders' equity	$732,776	$712,339